Other receivables, prepayments and deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other receivables, prepayments and deposits
Utility deposits	$ 12	$ 10
Other receivables	77	47
Other prepayments	116	165
Other receivables, prepayments and deposits, net	205	222
Allowance for other receivables and prepayments, net of provision for credit losses	$ 3	$ 5	$ 5